NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended	12 Months Ended
	Jul. 07, 2017	Jun. 12, 2017	May 15, 2017	Jun. 20, 2017	May 24, 2017	May 16, 2017	Apr. 19, 2017	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Jun. 19, 2017	Apr. 24, 2017	Apr. 16, 2017	Jan. 02, 2013
Accrued interest								$ 283,245	$ 273,870	$ 236,370
Accrued interest payable on convertible notes payable								77,554	190,343	152,165
Gain (loss) on extinguishment of debt								475,587	207,803	(1,365,521)
Discount on convertible note payable									136,284
Proceeds from convertible notes payable								398,750	208,782
Accrued dividends on convertible preferred stock									262,393	$ 529,474
Common Class A [Member]
Stock share issue											24,750,000
Convertible Notes [Member]
Accrued interest payable on convertible notes payable								$ 12,717	524
Gain (loss) on extinguishment of debt				$ 114,565
Stock share issue														300,000
Conversion of principal amount									$ 145,000
Convertible note payable percent									12.00%
Note Maturity date								Jan. 27, 2012
Conversion price per share								$ 3.70	$ 3.70
Note interest rate								25.00%						1.87%
Amount of debt to be extinguished				120,000
Amount of accrued interest to be extinguished				$ 119,365
New notes issued														120,000
Increase to debt discount														$ 30,000
Note secured by common stock														900,000
Closing price per share of common stock														$ 0.10
Convertible Notes [Member] | Accredited investor [Member]
Note Maturity date								Oct. 19, 2017
Note interest rate								12.00%
Convertible Notes [Member] | Accredited investor one [Member]
Note Maturity date								May 15, 2018
Note interest rate								8.00%
Convertible Notes [Member] | Accredited investor two [Member]
Note Maturity date								May 16, 2018
Note interest rate								8.00%
Convertible Notes [Member] | Accredited investor three [Member]
Note Maturity date								May 24, 2018
Note interest rate								8.00%
Convertible Notes [Member] | Accredited investor four [Member]
Note Maturity date								Dec. 12, 2017
Note interest rate								8.00%
Convertible Notes [Member] | Accredited investor five [Member]
Note Maturity date								Mar. 30, 2018
Note interest rate								12.00%
Convertible Notes [Member] | Common Class A [Member]
Common stock, capital shares reserved for future issuance				16,000,000
Note Payable [Member]
Note Maturity date								Jul. 15, 2010
Note interest rate								10.00%
Note Payable One [Member]
Note Maturity date								Mar. 18, 2014
Note interest rate								10.00%
Convertible Notes Payable One [Member]
Note Maturity date								Dec. 31, 2010
Conversion price per share								$ 1.00
Note interest rate								10.00%
Convertible Notes Payable Two [Member]
Note Maturity date								Mar. 01, 2013
Conversion price per share								$ 0.20
Note interest rate								1.87%
Crown Bridge Partners, LLC [Member] | Convertible Notes [Member]
Conversion of principal amount						$ 60,000
Convertible note payable percent						8.00%
Note issued for discount													$ 54,000
Crown Bridge Partners, LLC [Member] | Equity Purchase AgreementsOne [Member]
Convertible note payable Description

 The Company is entitled to redeem the note at a redemption price of 125% plus accrued interest during the first 90 days after issuance. The redemption price then increases to 135% until the 120th day after issuance and then increases to 150% until the 180th day after issuance, after which the date the note may not be redeemed. If the note is not redeemed or the Company is otherwise in default, Crown Bridge may convert the unpaid balance into shares of the Company’s Class A common stock at a conversion price equal to the lesser of (i) the closing price of the Company’s Class A common stock on the issuance date of the note or (ii) 60% of the average of the three lowest trading prices during the 25-day period prior to the notice of conversion.

Commitment fee		$ 80,000
Debt interest rate		8.00%
Note Maturity date		Dec. 12, 2017
Crown Bridge Partners, LLC [Member] | Equity Purchase Agreements [Member]
Convertible note payable Description

The amount of each put notice is limited to a formula that is equal to the lesser of (i) $100,000 or (ii) 150% of the average dollar value of the trading volume of the Company’s stock, measured at the lowest price during the trading period, for the seven days prior to the purchase of shares by Crown Bridge. The purchase price of shares issued in respect of each put notice is 80% of the average of the three lowest trading prices in the seven trading days immediately preceding the date on which the Company exercises its put right. The Company is required to file a registration statement with the SEC on Form S-1 within 45 days of the date of the Equity Purchase Agreement covering the resale of shares to be issued under such agreement and to use its best efforts to cause the registration statement to become effective within 90 days of such date.

Common stock purchase		$ 3,000,000
Stock issuance commencing period		24 months
JSJ Investments, Inc [Member] | Convertible Notes [Member]
Conversion of principal amount	$ 145,000						$ 145,000
Convertible note payable Description

The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance, and thereafter increases to a redemption price of 145% plus accrued interest until the 180th day after issuance and 150% plus accrued interest until the maturity date of March 30, 2018. The holder of the note, at its option, may convert the unpaid principal balance and accrued interest into shares of the Company’s Class A common stock at a price of no lower than $0.03 per share of common stock until the 180th day after issuance and thereafter at a price 40% discount from the lowest trading prices during the 20 days prior to conversion.

The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance. The note is due and payable on the October 19, 2017 at a redemption price of 150% plus accrued interest. The holder of the note, at its option, may convert the unpaid principal balance and accrued interest into shares of the Company’s Class A common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The note also contains penalty provisions in the event of default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.

Convertible note payable percent	12.00%						12.00%
Note issued for discount	$ 118,750						$ 138,000
Note Maturity date	Mar. 30, 2018
GS Capital Partners, LLC [Member] | Convertible Notes [Member]
Conversion of principal amount					$ 173,000
Convertible note payable Description

The Company can redeem the note at any time prior to 60 days from the issuance date at a redemption price of 118% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance and then to 133%, plus accrued interest, until the 180th day from issuance. The note cannot be prepaid after the 180th day after issuance. The holder of the note, at its option, may convert the unpaid principal balance and accrued interest into shares of the Company’s Class A common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock.

Convertible note payable percent					8.00%
Note issued for discount												$ 158,000
Eagle Equities LLC [Member] | Convertible Notes [Member]
Conversion of principal amount			$ 115,000
Convertible note payable Description

The Company can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 120th day from issuance and to 150%, plus accrued interest, until the 180th day from issuance. The note is due and payable on May 15, 2018. During the first 6 months the note is in effect, the holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s Class A common stock at a fixed price of $0.03 per share. Beginning the 6 month anniversary of the note, the holder of the note, at is option, may convert the unpaid principal and accrued interest into shares of the Company’s Class A common stock a 40% discount from the average of the three lowest trading prices during the 25 days prior to conversion. The note also contains penalty provisions in the event of default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.

Convertible note payable percent			8.00%
Note issued for discount			$ 105,000